Profit/(loss) on disposal of intangible assets	6 Months Ended
Dec. 31, 2023
Profit/(loss) on disposal of intangible assets
Profit/(loss) on disposal of intangible assets

9Profit/(loss) on disposal of intangible assets

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Profit/(loss) on disposal of registrations	399	(2,588)	29,880	14,020
	399	(2,588)	29,880	14,020